Property and Equipment - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	$ 1,772
Ending Balance	4,663	$ 1,772
Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	3,927	3,518
Additions	3,896	451
Disposals	(459)	(370)
Currency Translation Adjustment	(126)	328
Ending Balance	7,238	3,927
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(2,155)	(1,605)
Additions	(942)	(725)
Disposals	437	367
Currency Translation Adjustment	85	(192)
Ending Balance	(2,575)	(2,155)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	632
Ending Balance	2,690	632
Leasehold Improvements | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	890	664
Additions	2,447	201
Disposals	(49)	(50)
Currency Translation Adjustment	(28)	75
Ending Balance	3,260	890
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(258)	(130)
Additions	(352)	(157)
Disposals	29	50
Currency Translation Adjustment	11	(21)
Ending Balance	(570)	(258)
Machinery and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	217
Ending Balance	698	217
Machinery and Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	615	541
Additions	608	19
Disposals	(85)
Currency Translation Adjustment	(22)	55
Ending Balance	1,116	615
Machinery and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(398)	(253)
Additions	(119)	(112)
Disposals	85
Currency Translation Adjustment	14	(33)
Ending Balance	(418)	(398)
Computer Hardware
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	569
Ending Balance	627	569
Computer Hardware | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,799	1,817
Additions	421	101
Disposals	(294)	(266)
Currency Translation Adjustment	(71)	147
Ending Balance	1,855	1,799
Computer Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(1,230)	(1,030)
Additions	(341)	(347)
Disposals	292	263
Currency Translation Adjustment	51	(116)
Ending Balance	(1,228)	(1,230)
Fixtures and fittings [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	354
Ending Balance	648	354
Fixtures and fittings [member] | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	623	496
Additions	420	130
Disposals	(31)	(54)
Currency Translation Adjustment	(5)	51
Ending Balance	1,007	623
Fixtures and fittings [member] | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(269)	(192)
Additions	(130)	(109)
Disposals	31	54
Currency Translation Adjustment	9	(22)
Ending Balance	$ (359)	$ (269)